Earnings Per Share	12 Months Ended
Oct. 31, 2020
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Earnings Per Share
Note 23: Earnings Per Share
Basic earnings per share is calculated by dividing net income, after deducting dividends on preferred shares and distributions on other equity instruments, by the daily average number of fully paid common shares outstanding throughout the year.
Diluted earnings per share is calculated in the same manner, with further adjustments made to reflect the dilutive impact of instruments convertible into our common shares.
The following table presents our basic and diluted earnings per share:

Basic Earnings Per Common Share (Canadian $ in millions, except as noted)	2020	2019	2018
Net income	5,097	5,758	5,453
Dividends on preferred shares and distributions on other equity instruments	(247)	(211)	(184)
Net income available to common shareholders	4,850	5,547	5,269
Weighted-average number of common shares outstanding (in thousands)	641,424	638,881	642,930
Basic earnings per common share (Canadian $)	7.56	8.68	8.19

Diluted Earnings Per Common Share
Net income available to common shareholders adjusted for impact of dilutive instruments	4,850	5,547	5,269
Weighted-average number of common shares outstanding (in thousands)	641,424	638,881	642,930
Effect of dilutive instruments
Stock options potentially exercisable (1)	3,433	5,326	5,876
Common shares potentially repurchased	(2,729)	(3,847)	(3,893)
Weighted-average number of diluted common shares outstanding (in thousands)	642,128	640,360	644,913
Diluted earnings per common share (Canadian $)	7.55	8.66	8.17

(1)
In computing diluted earnings per share, we excluded average stock options outstanding of 3,146,040
, 1,177,152
and 1,101,938
with weighted-average exercise prices of $99.57
, $101.83
and $127.45
for the years ended October 31
, 2020
, 2019
and 2018
, respectively, as the average share price for the period did not exceed the exercise price.